UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   June 30, 2009
                                                     ---------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:        GLENHILL ADVISORS, LLC
              ----------------------------------------
     Address:     598 MADISON AVENUE, 12TH FLOOR
              ----------------------------------------
                  NEW YORK, NEW YORK 10022
              ----------------------------------------


     Form 13F File Number: 028-10461
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Glenn J. Krevlin
     Title:       Managing Member
     Phone:       (646) 432-0600

     Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN          New York, New York         August 14, 2009
     ------------------------   -------------------------   -------------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:                 2
                                                 -----------------

     Form 13F Information Table Entry Total:           147
                                                 -----------------

     Form 13F Information Table Value Total:         972,196
                                                 -----------------
                                                    (thousands)

     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   Form 13F
     No.        File Number      Name

     01         028- 10911       Glenhill Capital Management, LLC
     --         -----------     -------------------------------------

     02         028- 10962       Glenhill Capital Overseas GP, Ltd.
     --         -----------     -------------------------------------

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                           COLUMN 2           COLUMN 3    COLUMN 4  COLUMN 5           COLUMN 6     COLUMN 7      COLUMN 8
--------                           --------           --------    --------  --------           --------     --------      --------
Name of Issuer                     Title of           CUSIP        Value    Shares or Sh/ Put/  Investment  Other  Voting Authority
Issuer                             Class                        (x$1000)   Prn Amt  Prn call  Discretion  Managers Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------

1-800-Flowers.Com Inc-Cl A          CL A              68243Q 10 6   2,687  1,399,656   Sh       Shared-Defined   01  Sole
1-800-Flowers.Com Inc-Cl A          CL A              68243Q 10 6   1,412    735,344   Sh       Shared-Defined   02  Sole
AC Moore Arts & Crafts Inc          COM               00086T 10 3  12,192  3,242,441   Sh       Shared-Defined   01  Sole
AC Moore Arts & Crafts Inc          COM               00086T 10 3  10,368  2,757,559   Sh       Shared-Defined   02  Sole
Acergy SA-Spon ADR                  SPONSORED ADR     00443E 10 4     237     24,093   Sh       Shared-Defined   01  Sole
Acergy SA-Spon ADR                  SPONSORED ADR     00443E 10 4     172     17,437   Sh       Shared-Defined   02  Sole
Activision Blizzard Inc             COM               00507V 10 9   7,775    615,600   Sh       Shared-Defined   01  Sole
Activision Blizzard Inc             COM               00507V 10 9   5,865    464,400   Sh       Shared-Defined   02  Sole
Arvinmeritor Inc                    COM               043353 10 1  14,987  3,414,001   Sh       Shared-Defined   01  Sole
Arvinmeritor Inc                    COM               043353 10 1   9,816  2,235,999   Sh       Shared-Defined   02  Sole
Boston Scientific Corp              COM               101137 10 7     188     18,540   Sh       Shared-Defined   01  Sole
Boston Scientific Corp              COM               101137 10 7     136     13,430   Sh       Shared-Defined   02  Sole
Bruker Corp                         COM               116794 10 8     271     29,275   Sh       Shared-Defined   01  Sole
Bruker Corp                         COM               116794 10 8     196     21,207   Sh       Shared-Defined   02  Sole
Callaway Golf Company               COM               131193 10 4      53     10,483   Sh       Shared-Defined   01  Sole
Callaway Golf Company               COM               131193 10 4      38      7,587   Sh       Shared-Defined   02  Sole
Casual Male Retail Group Inc        COM               148711 10 4   6,103  2,786,967   Sh       Shared-Defined   01  Sole
Casual Male Retail Group Inc        COM               148711 10 4   2,033    928,123   Sh       Shared-Defined   02  Sole
Charming Shoppes, Inc.              COM               161133 10 3     103     27,724   Sh       Shared-Defined   01  Sole
Charming Shoppes, Inc.              COM               161133 10 3      75     20,073   Sh       Shared-Defined   02  Sole
Chimera Investment Corp             COM               16934Q 10 9   9,947  2,850,000   Sh       Shared-Defined   01  Sole
Chimera Investment Corp             COM               16934Q 10 9   7,504  2,150,000   Sh       Shared-Defined   02  Sole
Collective Brands Inc               COM               19421W 10 0  33,123  2,273,369   Sh       Shared-Defined   01  Sole
Collective Brands Inc               COM               19421W 10 0  23,322  1,600,709   Sh       Shared-Defined   02  Sole
Con-Way Inc                         COM               205944 10 1   4,025    114,000   Sh       Shared-Defined   01  Sole
Con-Way Inc                         COM               205944 10 1   3,037     86,000   Sh       Shared-Defined   02  Sole
Darden Restaurants Inc              COM               237194 10 5   3,290     99,750   Sh       Shared-Defined   01  Sole
Darden Restaurants Inc              COM               237194 10 5   2,482     75,250   Sh       Shared-Defined   02  Sole
December 09 Calls On GIL US         CALL              375916 90 3      41        163   Sh  Call Shared-Defined   01  Sole
December 09 Calls On GIL US         CALL              375916 90 3      30        118   Sh  Call Shared-Defined   02  Sole
December 09 Calls On GLD US         CALL              78463V 90 7     383        912   Sh  Call Shared-Defined   01  Sole
December 09 Calls On GLD US         CALL              78463V 90 7     289        688   Sh  Call Shared-Defined   02  Sole
Deckers Outdoor Corp                COM               243537 10 7     554      7,880   Sh       Shared-Defined   01  Sole
Deckers Outdoor Corp                COM               243537 10 7     401      5,707   Sh       Shared-Defined   02  Sole
Design Within Reach Inc             COM               250557 10 5   1,237  1,670,973   Sh       Shared-Defined   01  Sole
Design Within Reach Inc             COM               250557 10 5     604    815,625   Sh       Shared-Defined   02  Sole
Dover Saddlery Inc                  COM               260412 10 1     913    533,929   Sh       Shared-Defined   01  Sole
Dover Saddlery Inc                  COM               260412 10 1     659    385,054   Sh       Shared-Defined   02  Sole
EMC Corp/Mass                       COM               268648 10 2  22,401  1,710,000   Sh       Shared-Defined   01  Sole
EMC Corp/Mass                       COM               268648 10 2   6,899  1,290,000   Sh       Shared-Defined   02  Sole
Epicor Software Corp                COM               29426L 10 8     550    103,694   Sh       Shared-Defined   01  Sole
Epicor Software Corp                COM               29426L 10 8     398     75,114   Sh       Shared-Defined   02  Sole
Flow Intl Corp                      COM               343468 10 4   2,434  1,035,542   Sh       Shared-Defined   01  Sole
Flow Intl Corp                      COM               343468 10 4     624    265,332   Sh       Shared-Defined   02  Sole
Furniture Brands Intl Inc           COM               360921 10 0   3,592  1,185,600   Sh       Shared-Defined   01  Sole
Furniture Brands Intl Inc           COM               360921 10 0   2,710    894,400   Sh       Shared-Defined   02  Sole
Gildan Activewear Inc               COM               375916 10 3  13,581    917,613   Sh       Shared-Defined   01  Sole
Gildan Activewear Inc               COM               375916 10 3  10,217    690,322   Sh       Shared-Defined   02  Sole
Guess? Inc                          COM               401617 10 5   5,638    218,699   Sh       Shared-Defined   01  Sole
Guess? Inc                          COM               401617 10 5   4,029    156,301   Sh       Shared-Defined   02  Sole
HLTH Corp                           COM               40422Y 10 1     565     43,148   Sh       Shared-Defined   01  Sole
HLTH Corp                           COM               40422Y 10 1     409     31,256   Sh       Shared-Defined   02  Sole
Holly Corp                          COM PAR $0.01     435758 30 5   6,119    340,317   Sh       Shared-Defined   01  Sole
Holly Corp                          COM PAR $0.01     435758 30 5   4,624    257,183   Sh       Shared-Defined   02  Sole
Hudson Highland Group Inc           COM               443792 10 6      90     46,152   Sh       Shared-Defined   01  Sole
Hudson Highland Group Inc           COM               443792 10 6      66     33,432   Sh       Shared-Defined   02  Sole
January 10 Calls On ACGY US         CALL              00443E 90 4       7         75   Sh  Call Shared-Defined   01  Sole
January 10 Calls On ACGY US         CALL              00443E 90 4       5         54   Sh  Call Shared-Defined   02  Sole
January 10 Puts On GLD US           PUT               78463V 95 7     103      2,565   Sh  Put  Shared-Defined   01  Sole
January 10 Puts On GLD US           PUT               78463V 95 7      87      1,026   Sh  Put  Shared-Defined   01  Sole
January 10 Puts On GLD US           PUT               78463V 95 7      77      1,935   Sh  Put  Shared-Defined   02  Sole
January 10 Puts On GLD US           PUT               78463V 95 7      66        774   Sh  Put  Shared-Defined   02  Sole
Jarden Corp                         COM               471109 10 8  13,359    712,500   Sh       Shared-Defined   01  Sole
Jarden Corp                         COM               471109 10 8  10,078    537,500   Sh       Shared-Defined   02  Sole
July 09 Calls On WYE US             CALL              983024 90 0   3,463      2,324   Sh  Call Shared-Defined   01  Sole
July 09 Calls On WYE US             CALL              983024 90 0   2,497      1,676   Sh  Call Shared-Defined   02  Sole
Kroger Co                           COM               501044 10 1  19,921    903,450   Sh       Shared-Defined   01  Sole
Kroger Co                           COM               501044 10 1  15,028    681,550   Sh       Shared-Defined   02  Sole
L-1 Identity Solutions Inc          COM               50212A 10 6   4,738    612,124   Sh       Shared-Defined   01  Sole
L-1 Identity Solutions Inc          COM               50212A 10 6   3,574    461,776   Sh       Shared-Defined   02  Sole
Leap Wireless Intl Inc              COM               521863 30 8     747     22,670   Sh       Shared-Defined   01  Sole
Leap Wireless Intl Inc              COM               521863 30 8     540     16,408   Sh       Shared-Defined   02  Sole
Liberty Acquisition Hol-Cw13        *W EXP 12/12/201  53015Y 11 5     581  1,452,500   Sh       Shared-Defined   01  Sole
Liberty Acquisition Hol-Cw13        *W EXP 12/12/201  53015Y 11 5     419  1,047,500   Sh       Shared-Defined   02  Sole
Liberty Acquisition Holdings        COM               53015Y 10 7  26,319  2,905,000   Sh       Shared-Defined   01  Sole
Liberty Acquisition Holdings        COM               53015Y 10 7  18,981  2,095,000   Sh       Shared-Defined   02  Sole
Liberty Global Inc-Series C         COM SER C         530555 30 9  26,264  1,661,250   Sh       Shared-Defined   01  Sole
Liberty Global Inc-Series C         COM SER C         530555 30 9  19,804  1,252,594   Sh       Shared-Defined   02  Sole
Linear Technology Corp              COM               535678 10 6  10,648    456,000   Sh       Shared-Defined   01  Sole
Linear Technology Corp              COM               535678 10 6   8,032    344,000   Sh       Shared-Defined   02  Sole
Lionbridge Technologies Inc         COM               536252 10 9   6,492  3,528,427   Sh       Shared-Defined   01  Sole
Lionbridge Technologies Inc         COM               536252 10 9   3,678  1,998,816   Sh       Shared-Defined   02  Sole
Lodgenet Interactive Corp           COM               540211 10 9   3,284    963,088   Sh       Shared-Defined   01  Sole
Lodgenet Interactive Corp           COM               540211 10 9   2,854    836,912   Sh       Shared-Defined   02  Sole
Magellan Midstream Holdings         COM LP INTS       55907R 10 8   7,315    347,650   Sh       Shared-Defined   01  Sole
Maiden Holdings Ltd                 SHS               G5753U 11 2   2,402    366,109   Sh       Shared-Defined   01  Sole
Maiden Holdings Ltd                 SHS               G5753U 11 2   1,739    265,078   Sh       Shared-Defined   02  Sole
Merge Healthcare Inc                COM               589499 10 2   6,995  1,626,800   Sh       Shared-Defined   01  Sole
Merge Healthcare Inc                COM               589499 10 2   5,045  1,173,200   Sh       Shared-Defined   02  Sole
Monster Worldwide Inc               COM               611742 10 7  10,688    905,000   Sh       Shared-Defined   01  Sole
Monster Worldwide Inc               COM               611742 10 7   7,617    645,000   Sh       Shared-Defined   02  Sole
Move Inc                            COM               62458M 10 8     121     55,807   Sh       Shared-Defined   01  Sole
Move Inc                            COM               62458M 10 8      87     40,426   Sh       Shared-Defined   02  Sole
MSC.Software Corp                   COM               553531 10 4     291     43,656   Sh       Shared-Defined   01  Sole
MSC.Software Corp                   COM               553531 10 4     210     31,590   Sh       Shared-Defined   02  Sole
Nalco Holding Co                    COM               62985Q 10 1  14,880    883,632   Sh       Shared-Defined   01  Sole
Nalco Holding Co                    COM               62985Q 10 1  10,844    643,968   Sh       Shared-Defined   02  Sole
NBTY Inc                            COM               628782 10 4     740     26,331   Sh       Shared-Defined   01  Sole
NBTY Inc                            COM               628782 10 4     536     19,074   Sh       Shared-Defined   02  Sole
NII Holdings Inc                    CL B              62913F 20 1   2,989    156,750   Sh       Shared-Defined   01  Sole
NII Holdings Inc                    CL B              62913F 20 1   2,255    118,250   Sh       Shared-Defined   02  Sole
NMT Medical Inc                     COM               629294 10 9   2,314  1,051,695   Sh       Shared-Defined   01  Sole
NMT Medical Inc                     COM               629294 10 9   1,470    668,305   Sh       Shared-Defined   02  Sole
NRDC Acquisition Corp               COM               62941R 10 2  15,714  1,621,650   Sh       Shared-Defined   01  Sole
NRDC Acquisition Corp               COM               62941R 10 2  11,854  1,223,350   Sh       Shared-Defined   02  Sole
NRDC Acquisition Corp-Cw11          *W EXP 10/17/201  62941R 11 0     133  1,482,000   Sh       Shared-Defined   01  Sole
NRDC Acquisition Corp-Cw11          *W EXP 10/17/201  62941R 11 0     101  1,118,000   Sh       Shared-Defined   02  Sole
Nustar Energy LP                    UNIT COM          67058H 10 2  16,372    303,015   Sh       Shared-Defined   01  Sole
ONEOK Inc                           COM               682680 10 3  18,674    633,226   Sh       Shared-Defined   01  Sole
ONEOK Inc                           COM               682680 10 3  13,470    456,774   Sh       Shared-Defined   02  Sole
Oracle Corp                         COM               68389X 10 5  30,829  1,439,250   Sh       Shared-Defined   01  Sole
Oracle Corp                         COM               68389X 10 5  23,257  1,085,750   Sh       Shared-Defined   02  Sole
Pep Boys-Manny Moe & Jack           COM               713278 10 9  16,299  1,607,400   Sh       Shared-Defined   01  Sole
Pep Boys-Manny Moe & Jack           COM               713278 10 9  12,296  1,212,600   Sh       Shared-Defined   02  Sole
Pepsico Inc                         COM               713448 10 8  18,796    342,000   Sh       Shared-Defined   01  Sole
Pepsico Inc                         COM               713448 10 8  14,180    258,000   Sh       Shared-Defined   02  Sole
Pfizer Inc                          COM               717081 10 3  13,680    912,000   Sh       Shared-Defined   01  Sole
Pfizer Inc                          COM               717081 10 3  10,320    688,000   Sh       Shared-Defined   02  Sole
PHI Inc-Non Voting                  COM NON VTG       69336T 20 5     313     18,233   Sh       Shared-Defined   01  Sole
PHI Inc-Non Voting                  COM NON VTG       69336T 20 5     226     13,196   Sh       Shared-Defined   02  Sole
Plains All Amer Pipeline LP         UNIT LTD PARTN    726503 10 5   2,542     59,750   Sh       Shared-Defined   01  Sole
Pool Corp                           COM               73278L 10 5   2,360    142,500   Sh       Shared-Defined   01  Sole
Pool Corp                           COM               73278L 10 5   1,780    107,500   Sh       Shared-Defined   02  Sole
Powershares DB Agriculture Fund     DB AGRICULT FD    73936B 40 8  11,315    444,600   Sh       Shared-Defined   01  Sole
Powershares DB Agriculture Fund     DB AGRICULT FD    73936B 40 8   8,536    335,400   Sh       Shared-Defined   02  Sole
Puradyn Filter Technologies         COM               746091 10 7     658  2,192,582   Sh       Shared-Defined   01  Sole
Puradyn Filter Technologies         COM               746091 10 7     474  1,581,226   Sh       Shared-Defined   02  Sole
Qualcomm Inc                        COM               747525 10 3  25,080    554,858   Sh       Shared-Defined   01  Sole
Qualcomm Inc                        COM               747525 10 3  18,086    400,142   Sh       Shared-Defined   02  Sole
Sapient Corporation                 COM               803062 10 8  16,470  2,618,396   Sh       Shared-Defined   01  Sole
Sapient Corporation                 COM               803062 10 8  12,388  1,969,492   Sh       Shared-Defined   02  Sole
Sears Holdings Corp                 COM               812350 10 6   2,275     34,200   Sh       Shared-Defined   01  Sole
Sears Holdings Corp                 COM               812350 10 6   1,716     25,800   Sh       Shared-Defined   02  Sole
Sotheby's                           COM               835898 10 7   5,952    421,800   Sh       Shared-Defined   01  Sole
Sotheby's                           COM               835898 10 7   4,490    318,200   Sh       Shared-Defined   02  Sole
SPDR Gold Trust                     GOLD SHS          78463V 10 7  32,743    359,100   Sh       Shared-Defined   01  Sole
SPDR Gold Trust                     GOLD SHS          78463V 10 7  24,701    270,900   Sh       Shared-Defined   02  Sole
Sunpower Corp-Class A               COM CL A          867652 10 9   2,165     81,350   Sh       Shared-Defined   01  Sole
Sunpower Corp-Class A               COM CL A          867652 10 9   1,428     53,650   Sh       Shared-Defined   02  Sole
Vitran Corp Inc                     COM               92850E 10 7       0         19   Sh       Shared-Defined   01  Sole
Vitran Corp Inc                     COM               92850E 10 7       0         13   Sh       Shared-Defined   02  Sole
Wal-Mart Stores Inc                 COM               931142 10 3  20,708    427,500   Sh       Shared-Defined   01  Sole
Wal-Mart Stores Inc                 COM               931142 10 3  15,622    322,500   Sh       Shared-Defined   02  Sole
Walter Investment Management        COM               93317W 10 2     516     38,878   Sh       Shared-Defined   01  Sole
Walter Investment Management        COM               93317W 10 2     374     28,148   Sh       Shared-Defined   02  Sole
WebMD Health Corp-Class A           CL A              94770V 10 2     944     31,540   Sh       Shared-Defined   01  Sole
WebMD Health Corp-Class A           CL A              94770V 10 2     683     22,831   Sh       Shared-Defined   02  Sole